Share Capital, Warrants and Options (Details Narrative)							12 Months Ended
	Aug. 31, 2020 CAD ($) $ / shares shares	Aug. 13, 2020 CAD ($) $ / shares shares	Dec. 18, 2019 CAD ($) $ / shares shares	Dec. 09, 2019 CAD ($) shares	Oct. 04, 2019 $ / shares shares	Apr. 19, 2018 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($) Option Int $ / shares shares	Dec. 31, 2019 CAD ($) Option shares	Dec. 31, 2018 CAD ($) shares Option $ / shares
Issue of Equity [Line items]
Par value per share | $ / shares					$ 1
Common stock, share issued | shares					10		109,833,648	88,690,791	78,792,860
Common stock, shares outstanding | shares					10		109,833,648	88,690,791	78,792,860
Description for adjusted of common stock					10-for-1 share
Expected dividend yield							0.00%		0.00%
Risk-free interest rate
Expected volatility
Eligible exploration expenditures							$ 39,103,000	$ 38,633,000
Trade payables							7,500
Transfer to deficit for expired options and warrants							3,782,706	3,860,656	$ 229,381
Expense from share-based payment transactions on grant of options							$ 969,391		$ 317,332
Stock Option Plan [Member]
Issue of Equity [Line items]
Period of options granted							5 years
Number of stock option granted | Option							7,850,000
Stock options exercisable price per share | $ / shares							$ 0.16
Stock Option Plan [Member] | Options One [Member]
Issue of Equity [Line items]
Stock options exercisable price per share | $ / shares							$ 0.16
Number of stock option exercised | Option							6,650,000
Stock Option Plan [Member] | Options Two [Member]
Issue of Equity [Line items]
Stock options exercisable price per share | $ / shares							$ 0.09
Number of stock option exercised | Option							1,200,000
Incentive Stock Options [Member] | Employees, Directors and Consultants [Member]
Issue of Equity [Line items]
Period of options granted									5 years
Number of stock option granted | shares									642,500
Stock options exercisable price per share | $ / shares									$ 1.20
Fair value of options									$ 317,332
Warrants [Member]
Issue of Equity [Line items]
Exercise price of warrant | $ / shares							$ 0.12
Post-consolidation Basis [Member] | Stock Option Plan [Member]
Issue of Equity [Line items]
Number of stock option granted | Option							7,850,000		642,500
Maximum [Member]
Issue of Equity [Line items]
Risk-free interest rate							1.21%		2.17%
Expected volatility							125.00%		101.00%
Percentage of beneficially owns, issued and outstanding							10.00%
Period of options granted							10 years
Minimum [member]
Issue of Equity [Line items]
Risk-free interest rate							0.39%		2.04%
Expected volatility							121.50%		96.90%
Non Brokered Private Placement [Member]
Issue of Equity [Line items]
Warrant description	Each warrant will entitle the holder to acquire one common share of the Company at an exercise price of $0.09 for a period of 24 months from its date of issuance. The warrants are subject to an acceleration clause such that if the closing market price of the common shares on the TSX-V is greater than $0.12 per common share for a period of 10 consecutive trading days at any time after the four-month anniversary of the closing of the placement, the Company may, at its option, accelerate the warrant expiry date to within 30 days.
Share issuance costs in cash	$ 124,222
Finder's fee paid in common share purchase warrant | shares	588,154
Exercise price of warrant | $ / shares	$ 0.09
Fair value of warrants issued	$ 716,055
Expected life	2 years
Expected dividend yield	0.00%
Non Brokered Private Placement [Member] | Agent's Warrants [Member]
Issue of Equity [Line items]
Fair value of warrants issued	$ 18,547
Non Brokered Private Placement [Member] | Warrants [Member]
Issue of Equity [Line items]
Expected life						2 years
Expected dividend yield						0.00%
Risk-free interest rate						1.91%
Expected volatility						94.26%
Non Brokered Private Placement [Member] | Maximum [Member]
Issue of Equity [Line items]
Risk-free interest rate	0.28%
Expected volatility	158.00%
Non Brokered Private Placement [Member] | Minimum [member]
Issue of Equity [Line items]
Risk-free interest rate	0.31%
Expected volatility	158.53%
Non Brokered Private Placement [Member] | First Tranche [Member]
Issue of Equity [Line items]
Number of units issued | shares		15,481,077
Price of unit issued | $ / shares		$ 0.07
Total gross proceeds		$ 1,083,675
Non Brokered Private Placement [Member] | Second And Final Tranche [Member]
Issue of Equity [Line items]
Number of units issued | shares	5,661,780
Price of unit issued | $ / shares	$ 0.07
Total gross proceeds	$ 396,325
Series 1 Convertible Preferred Shares [Member]
Issue of Equity [Line items]
Authorized capital | shares							100,000,000
Par value per share | $ / shares
Common Stock [Member]
Issue of Equity [Line items]
Share capital							$ 89,627,000	$ 89,006,000
Common Stock [Member] | Post-consolidation Basis [Member]
Issue of Equity [Line items]
Common stock, share issued | shares				300,000
Fair value of common shares issued				$ 51,000
Common Stock [Member] | Non Brokered Private Placement [Member]
Issue of Equity [Line items]
Number of units issued | shares			7,373,265			23,333,333
Price of unit issued | $ / shares			$ 0.18			$ 0.75
Total gross proceeds						$ 17,500,000
Share issuance costs in cash			$ 343,639						$ 578,800
Finder's fee paid in common share purchase warrant | shares						1
Exercise price of warrant | $ / shares			$ 0.25			$ 1.20
Fair value of warrants issued			$ 265,217			$ 2,571,514
Number of flow-through common shares | shares			2,224,666
Flow-through common shares price | $ / shares			$ 0.18
Number of common shares in unit | shares			1
Flow-through share premium paid			$ 88,987
Share capital			311,453
Eligible exploration expenditures							$ 400,440
Trade payables									$ 250,000
Common Stock [Member] | Non Brokered Private Placement [Member] | Agent's Warrants [Member]
Issue of Equity [Line items]
Fair value of warrants issued			$ 21,445
Common Stock [Member] | Non Brokered Private Placement [Member] | Warrants [Member]
Issue of Equity [Line items]
Expected life			2 years
Expected dividend yield			0.00%
Risk-free interest rate			1.73%
Expected volatility			147.26%
Series 1 Preferred Shares [Member]
Issue of Equity [Line items]
Common stock, shares outstanding | shares							590,931	590,931	590,931
Preferred Stock [Member]
Issue of Equity [Line items]
Share capital							$ 591,000	$ 591,000
Conversion value of share | $ / shares							$ 1
Factor by which number of shares on conversion is calculated | $ / shares							$ 9.00
Number of votes per share at meeting of holders of preference shares | Int							1
Period from date of issuance when shares become convertible							6 months
Period of notice to convert shares							10 days